Organization and Principal Activities - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation of the company	Jun. 09, 2014
Jiaxin Travel
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity interest attributed to the Group		100.00%
Equity interest payment of cash consideration		¥ 0